EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY	EQUITY
24(a)    Common shares

	As of December 31,
	2024	2023
Authorized shares	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At January 1, 2023	20,627,327	206
At December 31, 2023	20,627,327	206
At December 31, 2024	20,627,327	206
24.    EQUITY (continued)
24(a)    Common shares (continued)

Treasury shares	Number of shares	US$’000
At January 1, 2023	11,100	38
At December 31, 2023	11,100	38
At December 31, 2024	11,100	38
APWC announced the completion of the rights offering on February 2, 2022, which was issued and sold an aggregate of 6,796,558 common shares pursuant to the exercise of subscription rights, raising net proceeds of $7.9 million after deducting offering expenses. Following the completion of the rights offering, APWC had 20,627,327 common shares issued and 11,100 common shares were repurchased and held by the Company as treasury shares.
24(b)    Dividends
On November 11, 2016, APWC announced that the Board of Directors approved the implementation of a dividend policy as part of APWC's ongoing commitment to increasing shareholder value and return on investment. Pursuant to the dividend policy, subject to review and approval by the Board of Directors, APWC may pay cash dividends of at least 25% of its net post-tax audited consolidated profits attributable to shareholders. As APWC is a holding company, its ability to pay dividends is dependent upon distributions that it receives from its operating subsidiaries and affiliates, which are subject to a number of factors including operating results, capital requirements, expansion plans, debt covenants, business prospects, consideration for non-recurring items and other factors that are deemed relevant from time to time by the respective boards of our subsidiaries and affiliates. The dividend policy will be reviewed on an ongoing basis and updated at the discretion of the Board of Directors as business circumstances and available capital and capital requirements may change.
APWC did not declare or pay dividends distributed to owners for the years ended December 31, 2024, 2023 and 2022.
24(c)    Other comprehensive income – net of tax
The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2024
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	(5,459)	(5,459)
Re-measuring gains on defined benefit plans	(312)	—	—	(312)
Changes in fair value of financial assets at fair value through other comprehensive income	—	(52)	—	(52)
	(312)	(52)	(5,459)	(5,823)
24.    EQUITY (continued)
24(c)    Other comprehensive income – net of tax (continued)

	For the year ended December 31, 2023
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	784	784
Re-measuring gains on defined benefit plans	1,508	—	—	1,508
Changes in fair value of financial assets at fair value through other comprehensive income	—	883	—	883
	1,508	883	784	3,175

	For the year ended December 31, 2022
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	(9,506)	(9,506)
Re-measuring losses on defined benefit plans	585	—	—	585
Changes in fair value of financial assets at fair value through other comprehensive income	—	(1,082)	—	(1,082)
	585	(1,082)	(9,506)	(10,003)